Proforma Financial Information (Details) - Schedule of Business Acquisition, Pro Forma Information - Nanotron and CXApp [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Proforma Financial Information (Details) - Schedule of Business Acquisition, Pro Forma Information [Line Items]
Revenues	$ 17,845
Net loss attributable to common stockholders	$ (77,927)
Net loss per basic and diluted common share (in Dollars per share) | $ / shares	$ (50.3)
Basic and Diluted (in Shares) | shares	1,549,160